Other Non-Current Asset - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Schedule of Investments [Line Items]
Carrying amount for the investments, net of allowance for credit losses	¥ 13,008,899		¥ 4,315,096		$ 2,041,380
Gross unrecognized holding gain or loss on the investments	0		0
Share of losses from subsidiaries, the VIE and subsidiaries of the VIE	246,828	$ 38,733	83,654	¥ 28,676
Investments In Convertible Bonds Fair Value Disclosure	1,290,901		1,388,916		202,571
Gain recorded on time deposits	83,728	13,139	66,602	0
Unrealized Gain Loss On Convertible Bonds	67,065	10,524	88,928
Allowance for Credit Losses	14,378		6,343		2,256
Limited partnership funds
Schedule of Investments [Line Items]
Equity Method Investments not Considered as Material	0		0
Share of losses from subsidiaries, the VIE and subsidiaries of the VIE	246,828	$ 38,733	83,654	¥ 28,676
Carrying amount for the investments	¥ 1,968,156		¥ 1,135,141		$ 308,847